INCOME TAXES - Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Bad debt allowance recorded for accounts receivable, other receivable, and long-term prepayments	$ 1,435,363	$ 1,137,100
Inventory provision	0	0
Net operating loss carry-forward	348,442	105,130
Less: valuation allowance	(1,783,805)	(1,242,230)
Total	$ 0	$ 0